Convertible Notes Payable (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 01, 2021	Sep. 30, 2023	Dec. 31, 2022	Oct. 01, 2023	Jan. 04, 2023	Nov. 28, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt face amount		$ 9,675,000	$ 9,175,000
Debt bear interest rate		6.00%	6.00%
Debt instrument, description		The Notes had an automatic conversion upon the date of effectiveness of registration of the Notes on a registration statement filed with the Securities and Exchange Commission (the “SEC”), and were subject to a 4.99% beneficial ownership limitation. The Notes were convertible into shares of common stock at the option of the Noteholder at any time prior to the Maturity Date.	Any time prior to the Maturity Date, and upon the date of effectiveness of registration of the Notes on a registration statement filed with the Securities and Exchange Commission (the “SEC”), the Note shall automatically convert to shares of common stock of the Company at the Conversion Price (the “Automatic Conversion”); provided however, that in the event that Conversion Shares represent greater than 4.99% of the total Common Shares of the Company (the portion above 4.99% referred to herein as the “Excess Shares”), then the Automatic Conversion shall only apply to such portion of the Note up to 4.99% and not include the Excess Shares.
Prime Time Live Inc [Member]
Debt Instrument [Line Items]
Debt principal amount			$ 35,000
Debt accrued interest			1,095
Individual Counterparty [Member] | Unsecured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Note payable	$ 35,000
Interest rate	10.00%
Note payable	Dec. 31, 2022
Individual Counterparty [Member] | Unsecured Convertible Promissory Note [Member] | Prime Time Live Inc [Member]
Debt Instrument [Line Items]
Note payable	$ 35,000	$ 35,000	$ 35,000
Interest rate	10.00%
Note payable	May 31, 2023
Common Stock [Member]
Debt Instrument [Line Items]
Conversion price, per share		$ 0.25	$ 0.25
Share price				$ 2.00
Convertible Note Offering [Member]
Debt Instrument [Line Items]
Convertible notes payable			$ 9,175,000
Convertible Note Offering [Member] | 12 Accredited Investors [Member]
Debt Instrument [Line Items]
Convertible notes payable			$ 9,175,000
Convertible Note Offering [Member] | 13 Accredited Investors [Member]
Debt Instrument [Line Items]
Convertible notes payable		$ 9,675,000
Convertible Note Offering [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt face amount					$ 15,000,000	$ 15,000,000
Convertible Note Offering [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt face amount					$ 2,000,000	$ 2,000,000